Income tax	12 Months Ended
Dec. 31, 2021
Income tax
Income tax

20.  Income tax

a)  In accordance with the MITL, the Company and its Mexican subsidiaries are subject to income tax and each files its tax returns on an individual entity basis and the related tax results are included in the accompanying consolidated financial statements. The income tax is computed taking into consideration the taxable and deductible effects of inflation, such as depreciation calculated on Adjusted assets values. Taxable income is increased or reduced by the effects of inflation on certain monetary assets and liabilities through the annual inflation adjustment.

(i)	Based on the approved law, corporate income tax current rate for 2021, 2020 and 2019 and thereafter is 30%.
(ii)	The tax rules include limits in the deductions of the exempt compensation amount certain items, as follows: Wages and benefits paid to workers 47% of income paid to workers and in certain cases up to 53% (holiday bonus, savings fund, employee profit sharing, seniority premiums) will be deductible for employers. As a result, certain wage and salary provisions have difference between tax and book values at year-end.
(iii)	The MITL sets forth criteria and limits for applying some deductions, such as: the deduction of payments which, in turn, are exempt income for workers, contributions for creating or increasing provisions for pension funds, contributions to the Mexican Institute of Social Security payable by the worker that are paid by the employer, as well as the possible non-deduction of payments made to related parties in the event of failing to meet certain requirements.
(iv)	Taxable income for purposes of the employee profit sharing is the same used for the Corporate Income Tax except for certain items.
(v)	A 10% withholding tax is imposed on dividends distributions to individuals and foreign shareholders from earnings generated starting January 1, 2014.

The income tax rates for 2021, 2020 and 2019 in Guatemala, Costa Rica and El Salvador are 25%, 30% and 30%, respectively.

b)  For the years ended December 31, 2021, 2020 and 2019, the Company reported on a combined basis taxable income of Ps.1,224,156, Ps.302,029 and Ps.938,304, respectively, which was partially offset by tax losses from prior years.

In accordance with the MITL and Costa Rican Income Tax Law (CRITL), tax losses may be carried forward against taxable income generated in the succeeding ten and three years, respectively. Carryforward tax losses are adjusted based on inflation.

In accordance with Guatemala Income Tax Law (GITL) and El Salvador Income Tax Law (ESITL), tax losses cannot be carried forward against taxable income generated.

c)  An analysis of consolidated income tax expense for the years ended December 31, 2021, 2020 and 2019 is as follows:

Consolidated statements of operations

	2021			2020			2019
Current year income tax expense	Ps.	(347,803)		Ps.	(90,609)		Ps.	(281,491)
Deferred income tax (expense) benefit		(246,125)	(1)		1,496,793	(2)		(813,340)	(3)
Total income tax benefit (expense)	Ps.	(593,928)		Ps.	1,406,184		Ps.	(1,094,831)

(1)    Includes translation effect by Ps. (2,015)

(2)    Includes translation effect by Ps.2,035

(3)    Includes translation effect by Ps. (2,278)

Consolidated statements of comprehensive income

	2021		2020		2019
Deferred income tax related to items recognized in OCI during the year
Net (loss) gain cash flow hedges	Ps.	(5,655)	Ps.	46,835	Ps.	(74,820)
Remeasurement gain of employee benefits		2,850		794		3,058
Deferred income tax recognized in OCI	Ps.	(2,805)	Ps.	47,629	Ps.	(71,762)

d)  A reconciliation of the statutory corporate income tax rate to the Company’s effective tax rate for financial reporting purposes is as follows:

The Company’s using domestic tax rate

	2021	%	2020	%	2019	%
Statutory income tax rate	814,344	30.00%	(1,709,992)	30.00%	1,120,168	30.00%
Amendment tax return effects and other tax adjustments	93	(0.01)%	(53,192)	0.92%	(18,770)	(0.51)%
Inflation on furniture, intangible and equipment	(48,751)	(1.79)%	(17,442)	0.29%	(17,839)	(0.48)%
Inflation of tax losses	(41,375)	(1.52)%	(13,512)	0.23%	(8,018)	(0.21)%
Foreign countries difference with Mexican statutory rate	2,609	0.10%	3,509	(0.06)%	4,143	0.11%
Annual inflation adjustment	(167,294)	(6.16)%	51,768	(0.91)%	(1,882)	(0.05)%
Recorded deferred taxes on tax losses	(9,123)	(0.34)%	74,597	(1.29)%	10,025	0.27%
Non-deductible expenses	43,425	1.60%	258,080	(4.51)%	7,004	0.19%
	593,928	21.88%	(1,406,184)	24.67%	1,094,831	29.32%

Mexican income tax matters

For Mexican purposes, corporate income tax is computed on accrued basis. MITL requires taxable profit to be determined by considering revenue net of tax deductions. Prior years’ tax losses can be utilized to offset current year taxable income. Income tax is determined by applying the 30% rate on the net amount after tax losses utilization. For tax purposes, income is considered taxable at the earlier of: (i) the time the revenue is collected, (ii) the service is provided or (iii) the time of the issuance of the invoice. Expenses are deductible for tax purposes generally on accrual basis, with some exceptions, once the requirements established in the tax law are fulfilled.

Central America (Guatemala, Costa Rica and El Salvador)

According to Guatemala Corporate Income tax law, under the regime on profits from business activities, net operating losses cannot offset taxable income in prior or future years. For the years ended December 31, 2021, 2020 and 2019, our subsidiary in Guatemala generated net operating losses of Ps.664, Ps.1,835 and Ps.1,085, respectively. According to Costa Rica Corporate Income tax law, under the regime on profits from business activities, net operating losses can offset taxable income in a term of three years. For the years ended December 31, 2021, 2020 and 2019, our subsidiary in Costa Rica generated net operating losses for an amount of Ps.122,427, Ps.55,751 and Ps.50,246, respectively, for which no deferred tax asset has been recognized. According to El Salvador Corporate Income tax law, under the regime on profits from business activities, net operating losses cannot offset taxable income in prior or future years. For the year ended December 31, 2021, 2020 and 2019, our subsidiary in El Salvador generated net operating losses for an amount of Ps.53,550, Ps.16,619, Ps.32,494 respectively.

e)  An analysis of consolidated deferred taxes is as follows:

	2021				2020
	Consolidated		Consolidated		Consolidated		Consolidated
	statement of		statement of		statement of		statement of
	financial position		operations		financial position		operations

Deferred income tax assets:
Lease liability	Ps.	13,969,589	Ps.	730,335	Ps.	13,239,254	Ps.	1,084,140
Unearned transportation revenue		201,436		(1,032,225)		1,233,661		436,598
Extension lease agreement		1,073,547		300,104		773,443		314,100
Tax losses available for offsetting against future taxable income		100,472		(475,950)		576,422		272,452
Intangible		395,752		(25,156)		420,908		(25,941)
Allowance for doubtful accounts		131,486		69,921		61,565		47,476
Employee benefits		10,432		(7,609)		15,191		2,934
Derivative Financial instruments		2,293		—		7,948		(22)
Employee profit sharing		1,870		(2,453)		4,323		(2,904)
Non derivative financial instruments		—		473,242		(473,242)		(477,471)
		15,886,877		30,209		15,859,473		1,651,362
Deferred income tax liabilities:
Right of use asset		9,552,956		(739,797)		10,292,753		55,824
Supplemental rent		1,303,975		(574,890)		1,878,865		171,916
Rotable spare parts, furniture and equipment, net		1,270,758		563,666		707,092		(177,384)
Provisions		539,911		448,658		91,253		442,598
Inventories		87,592		4,190		83,402		(6,885)
Other prepayments		22,907		13,121		9,786		(17,942)
Prepaid expenses and other assets		431,241		563,703		(132,462)		(311,523)
		13,209,340		278,651		12,930,689		156,604
	Ps.	2,677,537	Ps.	(248,442)	Ps.	2,928,784	Ps.	1,494,758

Reflected in the consolidated statement of financial position as follows:

	2021		2020

Deferred tax assets	Ps.	2,907,879	Ps.	3,128,555
Deferred tax liabilities		(230,342)		(199,771)
Deferred tax assets, net	Ps.	2,677,537	Ps.	2,928,784

A reconciliation of deferred tax asset, net is as follows:

	2021		2020
Opening balance as of January 1,	Ps.	2,928,784	Ps.	1,386,397
Deferred income tax (expense) benefit during the current year recorded on profits*		(248,442)		1,494,758
Deferred income tax (expense) benefit during the current year recorded in accumulated other comprehensive income (loss)		(2,805)		47,629
Closing balance as of December 31,	Ps.	2,677,537	Ps.	2,928,784

*Includes the tax effect of the discontinuation of the hedging reserve by 473 million.

On December 31, 2021 and 2020 the table shown above includes deferred income tax asset recognized by Comercializadora (2021 and 2020) for tax losses carry-forwards to the extent that the realization of the related tax benefit through future taxable profits is probable. The Company offsets tax assets and liabilities if and only if it has a legally enforceable right to set off current tax assets and current tax liabilities and the deferred tax assets and deferred tax liabilities relate to income taxes levied by the same tax authority.

According to IAS 12, Income Taxes, a deferred tax asset should be recognized for the carry-forward of available tax losses to the extent that it is probable that future taxable income will be available against which the available tax losses can be utilized. In these regards, the Company has recognized on December 31, 2021, 2020 and 2019 a deferred tax asset for tax losses of Ps.100,472, Ps.576,422 and Ps.303,970 respectively.

During 2020, the Company recognized a deferred tax asset for the carry-forward of available tax losses of Concesionaria and Comercializadora, based on the positive evidence of the Company to generate taxable profit related to the same taxation authority against which the available tax losses can be utilized before they expire. Positive evidence includes Concesionaria’s actions to increase its aircraft fleet in the following years, increase in flight frequencies, and routes, inside and outside of Mexico; the profit of Comercializadora, is derived directly from Concesionaria’s operations.

The temporary differences associated with investments in the Company’s subsidiaries, for which a deferred tax liability has not been recognized in the periods presented, aggregate to Ps.157,422 (2020: Ps.150,683). The Company has determined that the undistributed profits of its subsidiaries will not be distributed in the foreseeable future. The Company has an agreement with its associate that the profits of the associate will not be distributed until it obtains the consent of the Company. The Company does not anticipate giving such consent at the reporting date. Furthermore, the Group’s joint venture will not distribute its profits until it obtains the consent of all venture partners.

An analysis of the available tax losses carry-forward of the Company at December 31, 2021 is as follows:

Year	Historical		Inflation adjusted				Total remaining		Year of
of loss	Loss		tax loss		Utilized		amount		expiration
2017	Ps.	1,067,836	Ps.	1,278,913	Ps.	1,278,913	Ps.	—	2027
2018		1,142		1,142		—		1,142	2021
2019		4,922		5,568		—		5,568	2029
2019		30,918		30,918		—		30,918	2022
2020		863,847		943,026		883,401		59,625	2030
2020		103,541		103,541		—		103,541	2023
2021		122,427		122,427		—		122,427	2031
2021		11,324		11,684		—		11,684	2024
	Ps.	2,205,957	Ps.	2,497,219	Ps.	2,162,314	Ps.	334,905

A breakdown of available tax loss carry-forward of Controladora and its subsidiaries on December 31, 2021 is as follows:

	Historical		Inflation adjusted				Total
	loss		tax loss		Utilized		remaining amount
Comercializadora	Ps.	54,101	Ps.	58,580	Ps.	—	Ps.	58,580
Concesionaria		1,875,180		2,160,330		2,160,330		—
Viajes Vuela		258,028		258,028		—		258,028
Vuela Aviación		18,648		20,281		1,984		18,297
	Ps.	2,205,957	Ps.	2,497,219	Ps.	2,162,314	Ps.	334,905
Unrecognized NOLs								—
							Ps.	334,905
Tax rate								30%
Deferred income tax							Ps.	100,472

f)  At December 31, 2021 the Company had the following tax balances:

	2021
Adjusted contributed capital account (Cuenta de capital de aportación or “CUCA”)	Ps.	4,946,422
CUFIN*		4,151,805

*The calculation comprises all the subsidiaries of the Company.